Company organization and operations	9 Months Ended
Sep. 30, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Company organization and operations
1. Company organization and operations:

Westport Fuel Systems Inc. (the “Company” or "Westport") was incorporated under the Business Corporations Act (Alberta) on March 20, 1995. Westport is a technology and innovation company. As a supplier of alternative fuel, low-emissions transportation technologies, Westport designs, manufactures, and supplies components and systems that enable the transition from traditional fuels to cleaner energy solutions for heavy-duty commercial vehicles and other on- and off-road applications. The Company has a 55% ownership in Cespira, a joint venture with Volvo Group ("Volvo") formed in 2024. Cespira is committed to advancing the development and commercialization of the HPDI™ fuel system, a fully OEM-integrated gaseous fuel systems that enables heavy-duty diesel engines to operate with a range of clean-burning fuels including natural gas, renewable natural gas ("RNG"), hydrogen ("H2") and other alternative fuels. Westport supplies its products directly to original equipment manufacturers (“OEMs”) and Tier 1 and Tier 2 OEM suppliers.